Short-Term Borrowings and Long-Term Debt (Contractual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Debt Instrument [Line Items]
2020	¥ 1,401,583
2021	1,443,458
2022	1,319,030
2023	1,176,818
2024	508,821
2025 and thereafter	5,679,690
Total	¥ 11,529,400	¥ 12,955,230